Earnings/ (Loss) Per Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (2,355,794)	$ (3,969,079)
Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company		$ (2,355,794)	$ (3,969,079)
Basic (Loss)/Earnings Per Share Denominator
Original shares:		1,986,299	1,767,821
Additions from actual events:
- Issuance of common stock, weighted		220,442	3,311
Basic weighted average shares outstanding		2,206,741	1,771,132
Diluted (Loss)/Earnings Per Share Denominator
Basic weighted average shares outstanding		2,206,741	1,771,132
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants	[1]
Diluted Weighted Average Shares Outstanding:		2,206,741	1,771,132
(Loss)/Earnings Per Share
-Basic		$ (1.07)	$ (2.24)
-Diluted		$ (1.07)	$ (2.24)
Weighted Average Shares Outstanding
- Basic		2,206,741	1,771,132
- Diluted		2,206,741	1,771,132

[1]	There were no potential dilutive additions to diluted weighted shares outstanding